Provisions	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Provisions	Provisions
The amounts of provisions in 2024 and 2023 are as follows:

	12/31/2024			12/31/2023
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	1,073	4,020	5,093	1,005	4,949	5,954
Termination plans	357	1,222	1,579	282	1,461	1,743
Post-employment defined benefit plans	10	329	339	12	428	440
Other benefits	706	2,469	3,175	711	3,060	3,771
Dismantling of assets	16	519	535	17	505	522
Other provisions	576	1,613	2,189	574	2,000	2,574
Total	1,665	6,152	7,817	1,596	7,454	9,050
a) Employee benefits
In 2024 the Group recorded a provision of 104 million euros (1,538 million euros in 2023, of which 1,320 million euros corresponded to Telefónica Spain mainly relating to the agreement reached with the most representative Trade Unions for the execution of Collective Redundancies, explained in Termination plans in this note). The distribution by segment of the restructuring costs, in terms of their impact on operating income, is as follows:

Millions of euros	2024	2023
Telefónica Spain	27	1,320
Telefónica Germany	(1)	11
Telefónica Hispam	61	128
Other companies	17	79
Total	104	1,538
Termination plans
The movement in provisions for termination plans in 2024 and 2023 is as follows:

Millions of euros	Total
Provisions for termination plans at 12/31/2022	376
Additions	1,520
Retirements/amount applied	(133)
Translation differences, inflation adjustments and accretion	(20)
Provisions for termination plans at 12/31/2023	1,743
Additions	79
Retirements/amount applied	(311)
Translation differences, inflation adjustments and accretion	68
Provisions for termination plans at 12/31/2024	1,579
Telefónica Spain
On December 28, 2023 certain subsidiaries of Telefónica Spain, taking into account the concurrence of productive, organizational and technical causes, reached an agreement with the most representative Trade Unions for the execution of collective redundancies up to a total of 3,420 employees, to which employees turned 56 years or older during 2024 and with a seniority of more than 15 years were adhered (see Note 2). This agreement was endorsed on January 3, 2024.
As a consequence of these agreements, a provision of 1,299 million euros were recorded, charged to the personnel expenses heading of the consolidated income statement in 2023. This provision stood at 1,248 million euros at December 31, 2024, of which 231 million euros were classified as current (107 million euros in 2023).
The discount rate used for this termination plan at December 31, 2024 was 2.76% with an average plan length of 3.19 years.
Additionally, in 2023 the III Collective Bargaining Agreement was signed, valid until December 31, 2026 and extendable for another year, with the aim of moving towards a more digital, flexible company prepared for future challenges in a highly competitive context and deep transformation.
Post-employment defined benefit plans
The Group has a number of defined benefit plans in the countries where it operates. The following tables present the main data of these plans:

12/31/2024
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	226	544	75	17	862
Assets	(106)	(628)	—	(17)	(751)
Net provision before asset ceiling	120	(84)	75	—	111
Asset ceiling	—	173	—	—	173
Total	120	89	75	—	284
Net provision	130	113	90	6	339
Net assets	10	24	15	6	55

12/31/2023
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	236	764	74	15	1,089
Assets	(103)	(777)	—	(14)	(894)
Net provision before asset ceiling	133	(13)	74	1	195
Asset ceiling	—	200	—	—	200
Total	133	187	74	1	395
Net provision	143	201	86	10	440
Net assets	10	14	12	9	45
The movement in the present value of obligations in 2024 and 2023 is as follows:

Millions of euros	Germany	Brazil	Hispam	Other	Total
Present value of obligation at 12/31/2022	208	622	64	19	913
Translation differences	—	27	4	—	31
Current service cost	11	2	5	1	19
Interest cost	8	61	8	1	78
Actuarial losses and gains	15	101	2	—	118
Benefits paid	(6)	(49)	(5)	(1)	(61)
Plan curtailments	—	—	(3)	—	(3)
Other movements	—	—	(1)	(5)	(6)
Present value of obligation at 12/31/2023	236	764	74	15	1,089
First application of IAS 21	—	—	6	—	6
Translation differences	—	(119)	(10)	1	(128)
Current service cost	11	3	8	1	23
Interest cost	8	62	18	1	89
Actuarial losses and gains	(23)	(118)	(10)	—	(151)
Benefits paid	(6)	(48)	(6)	(1)	(61)
Plan curtailments	—	—	(3)	—	(3)
Other movements	—	—	(2)	—	(2)
Present value of obligation at 12/31/2024	226	544	75	17	862
Movements in the fair value of plan assets in 2024 and 2023 are as follows:

Millions of euros	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/2022	101	751	18	870
Translation differences	—	31	—	31
Interest income	3	74	—	77
Actuarial losses and gains	—	(30)	—	(30)
Company contributions	2	—	—	2
Benefits paid	(3)	(45)	—	(48)
Transfers	—	—	(4)	(4)
Other movements	—	(4)	—	(4)
Fair value of plan assets at 12/31/2023	103	777	14	894
Translation differences	—	(129)	1	(128)
Interest income	4	63	—	67
Actuarial losses and gains	—	(31)	—	(31)
Company contributions	2	—	—	2
Benefits paid	(3)	(44)	—	(47)
Transfers	(1)	—	1	—
Other movements	1	(8)	1	(6)
Fair value of plan assets at 12/31/2024	106	628	17	751
Telefónica Brazil post-employment benefit plans
Telefónica Brazil sponsors the following post-employment benefit plans:

Plans	Management entity	Sponsor
Health plans
Plano de Assistência Médica ao Aposentado y Programa de Coberturas Especiais (PAMA/PCE)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
Assistencia médica – Lei 9.656/98	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil
Pension plans
PBS Assistidos (PBS-A)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
CTB	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Visão Prev	Telefônica Brasil
Planes VISAO	Visão Prev	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil
The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2024	12/31/2023
Discount rate	11.07% - 11.67%	8.90% - 9.18%
Nominal rate of salary increase	4.57% - 6.60%	4.57% - 6.60%
Long-term inflation rate	3.50%	3.50%
Growth rate for medical costs	6.61%	6.61%
Mortality tables	AT 2000 M/F	AT 2000 M/F
The discount rate and growth rate for medical costs are considered to be the most significant actuarial assumptions with a reasonable possibility of fluctuations depending on demographic and economic changes and may significantly change the amount of the post-employment benefit obligation. The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	304	295	313
Health plans	241	228	254
Total obligation	545	523	567

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	304	304	304
Health plans	241	269	217
Total obligation	545	573	521
Other employee benefits
Telefónica de España, Telefónica Móviles España and Telefónica Soluciones Individual Suspension Plans
In 2015 Telefónica de España, S.A.U., Telefónica Móviles España, S.A.U. and Telefónica Soluciones de Informática y Comunicaciones de España, S.A.U. signed the first Collective Bargaining Agreement of Related Companies (CEV). This agreement considered elements that included a plan of measures for individual suspension of the employment relationship in 2016 and 2017, applying principles of voluntariness, universality, non-discrimination and social responsibility. In December 2016, the Collective Bargaining Agreement of Related Companies was extended until 2018 by virtue of the provisions thereof. In September 2019 Telefónica España signed the second Collective Agreement of Related Companies that includes, among other aspects, an "Individual Suspension Plan" that was completely voluntary for the year 2019, with the same conditions as the previous one. In 2021, Telefónica España signed a Social Pact for Employment supported by the largest trade unions, which contemplated an Individual Suspension Plan of employment, fully voluntary.
These plans are based on mutual agreement between the company and employees and entail the possibility of voluntarily suspending the employment relationship for an initial three-year period, renewable for consecutive three-year periods until the retirement age. Employees who meet the age and seniority requirements may enter the Individual Suspension Plans (PSI) in the periods opened for these purposes.
At the end of each period, the current value of the forecast payment flows to meet the commitments of these programs (applying certain hypotheses regarding estimated number of accessions and future reintegration ratio) is recognized. At 2024 and 2023 year-ends, this figure was calculated using the biometric table PERM2020 published in the resolution of December 17, 2020 combined with the invalidity table published in the ministerial order of 1977 and a high quality credit market based interest rate.
The provision at December 31, 2024 amounted to 3,073 million euros (3,648 million euros at December 31, 2023).
The discount rate used for these provisions at December 31, 2024 was 2.75% with an average plan length of 2.73 years.
Sensitivity of the valuation
The table below shows the sensitivity of the value of termination, post-employment and other obligations, including the Individual Suspension Plans of Telefónica Group companies in Spain to changes in the discount rate:

-100 bps		+100 bps
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(127)	(127)	120	120
A 100 b.p. increase in the discount rate would reduce the value of the liabilities by 120 million euros and have a positive impact on the income statement of 120 million euros before tax. On the other hand, a 100 b.p. decrease in the discount rate would increase the value of the liabilities by 127 million euros and have a negative impact on the income statement of 127 million euros before tax.
The Telefónica Group actively manages this position and has arranged a derivatives portfolio to significantly reduce the impact of changes in the discount rate (see Note 19).
b) Provisions for dismantling of assets
The movement of provision for dismantling of assets in 2024 and 2023 is as follows:

Millions of euros
Dismantling of assets at December 31, 2022	528
Additions	54
Accretion	23
Retirements/amount applied	(67)
Transfers	14
Translation differences and other	(30)
Dismantling of assets at December 31, 2023	522
Additions	38
Accretion	43
Retirements/amount applied	(48)
Transfers	4
Business combinations	1
Translation differences and other	(25)
Dismantling of assets at December 31, 2024	535
The detail by segments of provision for dismantling of assets in 2024 and 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Telefónica Spain	14	16
Telefónica Germany	360	354
Telefónica Brazil	64	76
Telefónica Hispam	97	76
Total	535	522
c) Other provisions
The movement in “Other provisions” in 2024 and 2023 is as follows:

Millions of euros
Other provisions at December 31, 2022	2,630
Additions and accretion	809
Retirements/amount applied	(805)
Transfers	(16)
Translation differences and other	(44)
Other provisions at December 31, 2023	2,574
Additions and accretion	611
Retirements/amount applied	(702)
Transfers	(60)
Translation differences and other	(234)
Other provisions at December 31, 2024	2,189
The Group is exposed to risks of claims and litigation, mainly related to tax and regulatory proceedings, and labor and civil claims.
Given the nature of the risks covered by these provisions, no reliable schedule of potential payments, if any, can be determined.
Telefónica Brazil
Telefônica Brasil, S.A. and its subsidiaries are party to administrative and judicial proceedings and labor, tax and civil claims filed in different courts. The Telefónica Group management based on the opinion of its legal counsel, recognized provisions for proceedings for which an unfavorable outcome is considered likely.
The balance of these provisions at December 31, 2024 and December 31, 2023 is shown in the following table:

Millions of euros	12/31/2024	12/31/2023
Tax proceedings	314	515
Regulatory proceedings	179	329
Labor claims	145	130
Civil proceedings	219	229
Amounts to be refunded to customers	14	18
Provision for fines for canceling lease agreements	6	8
Total	877	1,229
Additionally, Telefónica Brazil recognized contingent liabilities according to IFRS 3 generated on acquisition of the controlling interest of Vivo Participaçoes in 2011, GVT in 2015 and the mobile assets of Oi in 2022 (see Note 5). These contingent liabilities amounted to 167 million euros at December 31, 2024 (187 million euros at December 31, 2023).
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2024	12/31/2023
Federal taxes	126	149
State taxes	72	248
Municipal taxes	21	9
FUST	95	109
Total	314	515
The breakdown of changes in provisions for tax proceedings in 2024 and 2023 is as follows:

Millions of euros
Balance at 12/31/2022	446
Movements with a corresponding entry under operating income	16
Write-offs due to payment	(3)
Monetary updating	38
Translation differences	18
Balance at 12/31/2023	515
Movements with a corresponding entry under operating income	7
Other additions/reversal	(84)
Write-offs due to payment	(12)
Business combination	9
Monetary updating	(46)
Translation differences	(75)
Balance at 12/31/2024	314
Group management and legal counsel understand that losses are possible from tax contingencies in federal, state, municipal and other taxes for an aggregated amount of 40,850 million Brazilian reals (6,347 million euros) as of December 31, 2024 (36,963 million Brazilian reals, 6,909 million euros as of December 31, 2023). The possible contingencies from the main income tax proceedings (federal tax) are described in Note 25.
Noteworthy state tax-related contingencies include the "ICMS" tax (see Note 25). Moreover, Telefónica Brazil presently has different open proceedings regarding the Fundo de Universalização de Serviços de Telecomunicações (FUST, refer to Note 29).
With regard to regulatory proceedings, Telefónica Brazil is party to administrative proceedings against Agencia Nacional de Telecomunicações (ANATEL) based on an alleged failure to meet sector regulations and judicial proceedings to contest sanctions applied by ANATEL at the administrative level. Consolidated provisions totaled 1,151 million Brazilian reals (179 million euros) at December 31, 2024 (1,761 million Brazilian reals, 329 million euros at December 31, 2023).
In 2024, Telefónica Brasil and ANATEL signed a self-composition agreement regarding the switched fixed telephone service (STFC) from the concession regime to an authorization regime (see Notes 29.a and Appendix VI). As a consequence of this agreement, regulatory provisions amounted to 792 million Brazilian Reais (137 million euros) have been reversed with a corresponding entry under Other expenses (386 million Brazilian Reais, equivalent to 67 million euros, see note 26) and in financial results (406 million Brazilian Reais, 70 million euros, see note 19).
In addition, Group management and legal counsel understand that losses are possible from regulatory contingencies amounting to 3,067 million Brazilian reals (476 million euros) at December 31, 2024 (6,765 million Brazilian reals, 1,264 million euros at December 31, 2023. The reduction in 2024 of these possible losses from regulatory contingencies is mainly related to the self-composition agreement signed by Telefónica Brasil and ANATEL described above.
In addition, Group management and legal counsel understand that losses are possible from civil proceedings, amounting to 311 million euros at December 31, 2024 (398 million euros at December 31, 2023).
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2024 and December 31, 2023 are as follows:

Millions of euros	12/31/2024	12/31/2023
Tax proceedings	264	304
Labor claims	11	17
Civil proceedings	139	161
Regulatory proceedings	51	58
Garnishments	2	4
Total	467	544
Current	24	14
Non-current (see Note 12)	443	530